Inventory (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Inventory
Raw materials	$ 387,984	$ 158,093
Finished products	320,005	351,867
Work in process	575,566	388,726
Inventory, Net, Total	$ 1,283,555	$ 898,686